UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2008
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 February 14, 2008
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	26
					---------------------
						148154
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 								SHRS OR PUT/	INVESTMENT		VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN	CALL	DISCRETION 		SOLE	SHARED	NONE
Abbott Laboratories             Com	2824100		10529	198787	SH  		SOLE		182023		16764
Accenture Ltd Cl A              Com	G1150G111      	11796	289691	SH  		SOLE		265684		24007
Amgen Incorporated              Com	31162100	1134	24065	SH  		SOLE		23345		720
Bank Of New York Co New         Com	64058100	713	18850	SH  		SOLE		18850		0
Cabelas Inc                     Com	126804301	750	68160	SH  		SOLE		65010		3150
Chevron Corporation             Com	166764100	7257	73212	SH  		SOLE		67654		5558
Comcast Cp New Cl A Spl         Com	20030N200      	1583	84385	SH  		SOLE		76405		7980
Covance Inc                     Com	222816100	860	10000	SH  		SOLE		10000		0
Disney Walt Co                  Com	254687106	9585	307222	SH  		SOLE		287048		20174
Ebay Inc                        Com	278642103	7856	287457	SH  		SOLE		265266		22191
General Electric Company        Com	369604103	4757	178260	SH  		SOLE		165410		12850
Harley Davidson Inc             Com	412822108	4245	117076	SH  		SOLE		106902		10174
Home Depot Inc                  Com	437076102	6322	269955	SH  		SOLE		250667		19288
Jpmorgan Chase & Co             Com	46625H100      	3834	111764	SH  		SOLE		104244		7520
Legg Mason Inc                  Com	524901105	5839	134025	SH  		SOLE		125053		8972
Merck & Co Inc                  Com	589331107	13426	356235	SH  		SOLE		330833		25402
Microsoft Corp                  Com	594918104	17908	650978	SH  		SOLE		605128		45850
Mylan Laboratories Inc          Com	628530107	249	20685	SH  		SOLE		20085		600
Nordstrom Inc                   Com	655664100	5703	188220	SH  		SOLE		174868		13352
Pfizer Incorporated             Com	717081103	3594	205749	SH  		SOLE		190463		15286
Slm Corporation                 Com	78442P106      	320	16576	SH  		SOLE		15325		1251
Smead Value Fd                  Com	89833W774      	511	26268.9	SH  		SOLE		26026		242
Starbucks Corp                  Com	855244109	8952	568762	SH  		SOLE		530507		38255
Verizon Communications          Com	92343V104      	8013	226371	SH  		SOLE		210520		15851
Walgreen Company                Com	931422109	757	23295	SH  		SOLE		22425		870
Wal-Mart Stores Inc             Com	931142103	11650	207302	SH  		SOLE		190294		17008


							148154

